TRADE RECEIVABLES AND NOTES RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Trade receivables	¥ 3,066,654		¥ 4,753,210
Notes receivable	3,838,196		4,560,437
Total trade and notes receivables	6,904,850	$ 1,083,522	9,313,647
Trade receivables and notes receivables (Note 14)	¥ 1,983,000		2,748,000
Minimum
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Trade receivables term (in years)	3 months
Maximum
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Trade receivables term (in years)	12 months
Associates
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Total trade and notes receivables	¥ 11,000		14,000
Joint venture
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Total trade and notes receivables	641,000		741,000
USD
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Total trade and notes receivables	512,000		685,000
Cost
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Trade receivables	4,025,441		5,687,100
Accumulated Impairment
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Less: provision for impairment	¥ (958,787)		¥ (933,890)	¥ (715,597)	¥ (659,261)